Trade and other payables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

	Dec 31, 2018	Dec 31, 2017
Current liabilities	€m	€m
Trade payables	321.1	289.4
Accruals and deferred income	125.3	109.6
Trade terms payable	79.5	39.5
Social security and other taxes	19.0	18.2
Other payables	19.0	17.7
Financial payables	7.7	3.1
Total current trade and other payables	571.6	477.5
Non-current liabilities
Accruals and deferred income	1.3	1.8
Total non-current trade and other payables	1.3	1.8
Total trade and other payables	572.9	479.3